UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended September 30, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Jasinkiewicz Capital Management, LLC

Address:    535 Springfield Ave
            Suite 120
            Summit, New Jersey 07901

13F File Number: 028-13686

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Paul Jasinkiewicz
Title:   Managing Member
Phone:   973-671-0663


Signature, Place and Date of Signing:

/s/ Paul Jasinkiewicz            New York, New York            November 10, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

No.        Form 13F File Number                 Name

1.            028-10684                   Millennium Management LLC

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  32

Form 13F Information Table Value Total:  $22,662
                                         (thousands)


List of Other Included Managers:

NONE


                                                    FORM 13F INFORMATION TABLE
                                              Jasinkiewicz Capital Management, LLC
                                                       September 30, 2011



COLUMN 1                        COLUMN 2     COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8

                                 TITLE                   VALUE      SHRS OR  SH/ PUT/   INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS        CUSIP     (X1000)    PRN AMT  PRN CALL   DISCRETION  MANAGERS   SOLE    SHARED  NONE
ALPHA NATURAL RESOURCES INC   COM            02076X102     326      18,438   SH           Sole       None       18,438
AMERICAN RAILCAR INDS INC     COM            02916P103     171      11,136   SH           Sole       None       11,136
ANADARKO PETE CORP            COM            032511107     704      11,160   SH           Sole       None       11,160
BAKER HUGHES INC              COM            057224107     375       8,125   SH           Sole       None        8,125
BERRY PETE CO                 CL A           085789105     210       5,926   SH           Sole       None        5,926
BARRETT BILL CORP             COM            06846N104     801      22,116   SH           Sole       None       22,116
BOX SHIPS INCORPORATED        SHS            Y09675102     158      20,000   SH           Sole       None       20,000
CABOT OIL & GAS CORP          COM            127097103     643      10,381   SH           Sole       None       10,381
CARBO CERAMICS INC            COM            140781105     616       6,008   SH           Sole       None        6,008
CHESAPEAKE ENERGY CORP        COM            165167107   1,446      56,584   SH           Sole       None       56,584
CHEVRON CORP NEW              COM            166764100   1,013      10,937   SH           Sole       None       10,937
CMS ENERGY CORP               COM            125896100     254      12,813   SH           Sole       None       12,813
EOG RES INC                   COM            26875P101   1,322      18,617   SH           Sole       None       18,617
EQT CORP                      COM            26884L109     434       8,124   SH           Sole       None        8,124
EXXON MOBIL CORP              COM            30231G102     503       6,919   SH           Sole       None        6,919
FLOTEK INDS INC DEL           COM            343389102   1,707     365,555   SH           Sole       None      365,555
FOREST OIL CORP               COM PAR $0.01  346091705     403      28,014   SH           Sole       None       28,014`
HESS CORP                     COM            42809H107   1,065      20,310   SH           Sole       None       20,310
LUFKIN INDS INC               COM            549764108     405       7,615   SH           Sole       None        7,615
MARATHON PETE CORP            COM            56585A102     394      14,567   SH           Sole       None       14,567
NISOURCE INC                  COM            65473P105   1,822      85,214   SH           Sole       None       85,214
NOBLE ENERGY INC              COM            655044105     535       7,562   SH           Sole       None        7,562
NORTHERN OIL & GAS INC NEV    COM            665531109   1,034      53,330   SH           Sole       None       53,330
OCCIDENTAL PETE CORP DEL      COM            674599105   1,409      19,709   SH           Sole       None       19,709
OIL STS INTL INC              COM            678026105     689      13,534   SH           Sole       None       13,534
SEADRILL LIMITED              SHS            G7945E105     435      15,787   SH           Sole       None       15,787
SM ENERGY CO                  COM            78454L100   1,705      28,112   SH           Sole       None       28,112
SUNOCO INC                    COM            86764P109     640      20,625   SH           Sole       None       20,625
TRANSATLANTIC PETROLEUM LTD   SHS            G89982105      97     118,037   SH           Sole       None      118,037
TRANSOCEAN LTD                REG SHS        H8817H100     567      11,874   SH           Sole       None       11,874
VALERO ENERGY CORP NEW        COM            91913Y100     294      16,513   SH           Sole       None       16,513
WEATHERFORD INTERNATIONAL LT  REG SHS        H27013103     487      39,861   SH           Sole       None       39,861



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